Acquisitions And Joint Ventures Acquisitions and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary allocation of the purchase price to the fair value of assets and liabilities acquired as of December 1, 2016.

In millions
Cash and temporary investments	$12
Accounts and notes receivable	195
Inventory	254
Other current assets	11
Plants, properties and equipment	1,711
Goodwill	19
Other intangible assets	212
Deferred charges and other assets	6
Total assets acquired	2,420
Accounts payable and accrued liabilities	111
Long-term debt	104
Other long-term liabilities	22
Total liabilities assumed	237
Net assets acquired	$2,183

Weyerhaeuser Pulp Business [Member]
Business Acquisition [Line Items]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination Table [Text Block]
The identifiable intangible assets acquired in connection with the acquisition of the Weyerhaeuser pulp business included the following:

In millions	Estimated Fair Value	Average Remaining Useful Life
Asset Class:		(at acquisition date)
Customer relationships and lists	$95	24 years
Trade names, patents, trademarks and developed technology	113	8 years
Other	4	10 years
Total	$212